Related Party Debt and Transactions (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	May 31, 2023	May 30, 2023
Related Party Transaction [Line Items]
Consulting service expenses					$ 121,318		$ 7,285	$ 2,410
Proceeds from issuance of SAFE notes					1,695,000		150,000
Shareholder note	$ 3,140				3,140		3,140	3,140
Annual salary of employee benefits					60,451
Travel expenses					2,471
Received subscription reimbursement					800
Consultants [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of SAFE notes	175,000	$ 175,000	$ 175,000
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of SAFE notes	1,520,000	$ 1,520,000	1,520,000
Equity Financing [Member]
Related Party Transaction [Line Items]
Discount rate				80.00%
Liquidity Event [Member]
Related Party Transaction [Line Items]
Discount rate				80.00%
Jeffrey Shealy, Steven Denbaars and Richard Ogawa [Member]
Related Party Transaction [Line Items]
Issue of notes				$ 50,000
Proceeds from issuance of SAFE notes				$ 150,000			150,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Annual salary of employee benefits			$ 250,000		53,125
Related Party Consulting Arrangements [Member]
Related Party Transaction [Line Items]
Consulting service expenses					1,000		3,120	1,280
Accounts payable and accrued expenses	0				0		$ 0	1,280
Loan Agreement [Member]
Related Party Transaction [Line Items]
Shareholder note	$ 3,140				$ 3,140			$ 3,140	$ 3,140	$ 3,140